SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of subsequent events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
After December 31, 2025, the Company advanced in the implementation of the Restructuring Plan conducted under Chapter 11 proceedings. The following significant events occurred:
On January 6, 2026, the public offering aimed at the mandatory capitalization of the Senior Notes 1L and 2L was approved, representing a central stage of the Plan. This transaction involved the conversion of credits held by investors into the Company’s equity, resulting in a capital increase of R$7.4 billion.
On January 12, 2026, the entire class of preferred shares was converted into common shares at a ratio of 75 common shares for each preferred share, resulting in the share capital being represented exclusively by common shares.
On January 14, 2026, a capital increase of R$1.2 billion was approved following the exercise of warrants distributed free of charge as part of the offering described above. The exercise increased the Company’s capital base and adjusted its shareholding structure in accordance with the terms agreed with creditors under the Plan.
On January 19, 2026, the mandatory conversion of the convertible debentures was completed, as resolved by the debenture holders. This conversion resulted in a capital increase of R$1.0 billion.
From January 23 to February 6, 2026, the Company launched, priced, and completed a private offering of senior debt securities (“Exit Financing”), raising US$1.4 billion. The proceeds were fully used to repay the DIP financing and to provide liquidity for the final execution of the Plan.
On February 11, 2026, the Administrative Council for Economic Defense (CADE) approved the investment by United Airlines in the amount of US$100 million, enabling the investor to participate in the public offering of new capital (Equity Rights Offering – “ERO”).
On February 18, 2026, the allocation process for the ERO was completed, resulting in a capital increase of R$5.0 billion, consisting of both new capital contributions and the optional capitalization of the DIP Financing. The Company approved and completed the reverse stock split at a ratio of 75 shares to 1, with no change to the share capital, and all share quantities reported after that date already reflect the effects of the reverse split.
The Company also entered into amendments to investment agreements with American Airlines and United Airlines providing for additional capital contributions of up to US$200 million, in addition to US$100 million from certain existing creditors. Additional warrants were also issued which, if exercised, may result in additional capital contributions of up to US$25 million.
On February 19, 2026, the Board of Directors approved the issuance of three series of warrants contemplated in the Plan, directed to American Airlines, unsecured creditors, and to United Airlines and certain creditors. If fully exercised, these warrants may result in potential dilution of up to 12.5% for shareholders who do not exercise their preemptive rights. On the same date, the members of the Strategic Committee provided for in the Plan were elected, subject to certain conditions precedent. The committee will be responsible for overseeing the Company’s strategy and post-reorganization implementation.
On February 20, 2026, the Company completed its formal exit from the Chapter 11 process, following the verification of the conditions set forth in the Plan. Azul emerged with reduced financial debt and lease obligations, a substantial improvement in liquidity and leverage, and a reorganized capital structure. On the same date, consolidated share capital increased to R$21.8 billion.
On March 25, 2026, the Company held a shareholders’ meeting to approve a reverse stock split at a ratio of 150,000 to 1, as requested by B3. The effectiveness and implementation of the reverse stock split will occur as of April 20, 2026, when the Company’s shares will begin trading under the ticker symbol AZUL3. As disclosed in the materials made available in connection with the EGM meeting call notice, shareholders holding common shares issued by the Company in a amount that is not a multiple of 150,000 may, until April 17, 2026, at their sole and exclusive discretion, adjust their respective positions through market transactions, by aggregating their holdings into lots comprising multiples of 150,000 shares, through trading on B3. Additionally, in compliance with the Chapter 11 reorganization plan, the Company has requested that B3 delist the April 2025 Notes, which were cancelled upon consummation of the plan.